Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001104485
Registrant Name	NORTHERN OIL & GAS, INC.
Registration File Number	333-296399
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES